Main items related to operating activities - Amortization, depreciation and impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (22,264)	$ (15,731)	$ (13,992)
Tangible assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	(21,188)	(14,640)	(13,364)
Mineral assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (1,076)	$ (1,091)	$ (628)